Investments in associates and joint venture - Statements of profit or loss of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Sales of goods	$ 676,542	$ 867,888	$ 1,150,715
Net income from continued operations	(150,339)	(28,459)	(11,654)
Share in results	(9,517)	47,710	(1,144)
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Sales of goods	203,163	241,173	225,447
Net income from continued operations	22,786	28,459	25,584
Adjustments to conform to the accounting policies	2,293	3,674	1,837
Net income, adjusted	25,079	32,133	27,421
Share in results	10,055	12,883	10,994
Sociedads Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Net income from continued operations	274,544	390,377	119,710
Share in results	$ 53,767	$ 76,451	$ 23,444